Fair Value of Financial Instruments (Details 1) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Cost		$ 4,417,400	$ 6,532,400	$ 3,687,300
Fair value		4,272,100	6,391,600	3,744,600
Unrealized holding gain (loss)		(145,300)	(140,800)	(57,300)
Equity Securities
Cost	$ 118,100	4,417,400	118,800	102,200
Fair value	3,379,000	4,272,100	151,000	154,100
Unrealized holding gain (loss)	85,100	(145,300)	32,200	51,900
Mutual Funds
Cost	3,040,800	4,063,100	5,299,500	2,752,400
Fair value	3,069,800	3,880,900	5,125,600	2,766,500
Unrealized holding gain (loss)	29,000	(182,200)	(173,900)	14,100
Debt Securities
Cost	135,000	235,400	1,114,100	832,700
Fair value	137,100	236,600	1,115,000	824,000
Unrealized holding gain (loss)	2,100	$ 1,200	$ (900)	$ 8,700
Derivative Asset Foreign Currency Forward Contract
Cost	0
Fair value	3,500
Unrealized holding gain (loss)	$ 3,500